UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   November 30, 2017 to December 15, 2017

Commission File Number of issuing entity:  333-207361-07

Central Index Key Number of issuing entity:  0001720474

CSAIL 2017-CX10 Commercial Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207361

Central Index Key Number of depositor:  0001654060

Credit Suisse Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001628601

Column Financial, Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001632269

Benefit Street Partners CRE Finance LLC
(Exact name of sponsor as specified in its charter)

Charles Y. Lee (212) 538-1807
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4052518
38-4052519
38-4052520
38-4052521

38-7196197

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 15, 2017 a distribution was made to holders of the certificates issued by CSAIL 2017-CX10 Commercial Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Credit Suisse Commercial Mortgage Securities Corp. (the "Depositor") and held by CSAIL 2017-CX10 Commercial Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from November 30, 2017 to December 15, 2017.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of the Depositor is 0001654060.

Column Financial, Inc. ("Column"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of Column is 0001628601.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on October 18, 2017. The CIK number of NREC is 0001542256.

BSPRT Finance, LLC (“BSPRT”), one of the sponsors, had no history as a securitizer prior to the CSAIL 2017-CX10 transaction and expects to file its initial Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on or before February 15, 2018. The CIK number of BSPRT is 0001722518.

Benefit Street Partners CRE Finance LLC ("BSPCF"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of BSPCF is 0001632269.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 2, 2018 under Commission File No. 333-207361-07 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 2, 2018 under Commission File No. 333-207361-07 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On December 1, 2017, a complaint against CWCapital Asset Management LLC (“CWCAM”) and others was filed in the United States District Court for the Southern District of New York styled as CWCapital Cobalt Vr Ltd. v. CWCapital Investments LLC, et al., No. 17-cv-9463.  The gravamen of the complaint alleges breaches of a contract and fiduciary duties by CWCAM’s affiliate, CWCapital Investments LLC in its capacity as collateral manager for the collateralized debt obligation transaction involving CWCapital Cobalt Vr Ltd.  In total, there are fourteen (14) counts pled in the complaint.  Of those 14, five (5) claims are asserted against CWCAM for aiding and abetting breach of fiduciary duty, conversion, and unjust enrichment.  CWCAM denies the claims and intends to vigorously defend itself against these claims.

Item 9. Other Information.

KeyBank National Association, in its capacity as Master Servicer for CSAIL 2017-CX10 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	N/A	N/A
Current Distribution Date	12/15/2017	$0.00

REO Account Balance
Prior Distribution Date	N/A	N/A
Current Distribution Date	12/15/2017	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CSAIL 2017-CX10 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	N/A	N/A
Current Distribution Date	12/15/2017	$5,670.50

Interest Reserve Account Balance
Prior Distribution Date	N/A	N/A
Current Distribution Date	12/15/2017	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	N/A	N/A
Current Distribution Date	12/15/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by CSAIL 2017-CX10 Commercial Mortgage Trust, relating to the December 15, 2017 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 2, 2018 under Commission File No. 333-207361-07 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 2, 2018 under Commission File No. 333-207361-07 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.
(Depositor)

/s/ Charles Y. Lee
Charles Y. Lee, President and CEO

Date: December 29, 2017

EXHIBIT INDEX

Exhibit Number	Description
EX 99.1	Monthly report distributed to holders of the certificates issued by CSAIL 2017-CX10 Commercial Mortgage Trust, relating to the December 15, 2017 distribution.
EX 102	--> ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 2, 2018 under Commission File No. 333-207361-07 and incorporated by reference herein).
EX 103	--> ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 2, 2018 under Commission File No. 333-207361-07 and incorporated by reference herein).